Fair Value Measurements (Assets And Liabilities Measured At Fair Value On A Recurring Basis) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2013		Dec. 31, 2012
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Amount primarily related to deferred taxes on appreciation of investment value	$ 313		$ 240
Other investments	84
Estimate Of Fair Value Fair Value Disclosure [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Money market investments	226		209
Total assets	3,374		3,030
Total liabilities	147		311
Fair Value, Inputs, Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Money market investments	226		209
Total assets	2,622		2,241
Total liabilities	20		163
Other investments	84
Fair Value, Inputs, Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total assets	643		708
Total liabilities	75		153
Fair Value, Inputs, Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total assets	107		81
Total liabilities	137		160
Netting [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total assets	2	[1]	0	[1]
Total liabilities	(85)	[1]	(165)	[1]
Nuclear Decommissioning Trusts [Member] | Fair Value, Inputs, Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Money market investments	38		21
U.S. equity securities	1,046		940
Non-U.S. equity securities	457		379
U.S. government and agency securities	760		681
Total assets	2,301	[2]	2,021	[3]
Nuclear Decommissioning Trusts [Member] | Fair Value, Inputs, Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
U.S. equity securities	11		9
U.S. government and agency securities	156		139
Municipal securities	25		59
Other fixed-income securities	162		173
Total assets	354	[2]	380	[3]
Nuclear Decommissioning Trusts [Member] | Estimate Of Fair Value [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Money market investments	38		21
U.S. equity securities	1,057		949
Non-U.S. equity securities	457		379
U.S. government and agency securities	916		820
Municipal securities	25		59
Other fixed-income securities	162		173
Total assets	2,655	[2]	2,401	[3]
Price Risk Management Instruments [Member] | Fair Value, Inputs, Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total assets	2		1
Electric	2		1
Electric	19		155
Gas	1		8
Price Risk Management Instruments [Member] | Fair Value, Inputs, Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total assets	32		65
Electric	27		60
Gas	5		5
Electric	72		144
Gas	3		9
Price Risk Management Instruments [Member] | Fair Value, Inputs, Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total assets	107		81
Electric	107		80
Gas	0		1
Electric	137		160
Price Risk Management Instruments [Member] | Netting [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total assets	2	[1]	0	[1]
Electric	3	[1]	6	[1]
Gas	(1)	[1]	(6)	[1]
Electric	(84)	[1]	(156)	[1]
Gas	(1)	[1]	(9)	[1]
Price Risk Management Instruments [Member] | Estimate Of Fair Value [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total assets	143		147
Electric	139		147
Gas	4		0
Electric	144		303
Gas	3		8
Rabbi Trusts [Member] | Fair Value, Inputs, Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Other fixed-income securities	39		30
Life insurance contracts	70		72
Total assets	109		102
Rabbi Trusts [Member] | Estimate Of Fair Value [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Other fixed-income securities	39		30
Life insurance contracts	70		72
Total assets	109		102
Long-Term Disability Trust [Member] | Fair Value, Inputs, Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Money market investments	9		10
U.S. equity securities	0		0
Total assets	9		10
Long-Term Disability Trust [Member] | Fair Value, Inputs, Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
U.S. equity securities	14		14
Non-U.S. equity securities	12		11
Fixed-income securities	122		136
Total assets	148		161
Long-Term Disability Trust [Member] | Estimate Of Fair Value [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Money market investments	9		10
U.S. equity securities	14		14
Non-U.S. equity securities	12		11
Fixed-income securities	122		136
Total assets	$ 157		$ 171

[1]	Includes the effect of the contractual ability to settle contracts under master netting agreements and margin cash collateral.
[2]	Excludes $313 million at December 31, 2013 primarily related to deferred taxes on appreciation of investment value.
[3]	Excludes $240 million at December 31, 2012 primarily related to deferred taxes on appreciation of investment value.